Financial Instruments - Summary of Offsetting Risk Management Positions (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Offsetting Of Financial Assets Liabilities [Abstract]
Gross Amount, Risk Management Asset	CAD 135	CAD 75
Amount Offset, Risk Management Asset	(70)	(51)
Net Amount per Consolidated Financial Statements, Risk Management Asset	65	24
Gross Amount, Risk Management Liabilities	1,121	366
Amount Offset, Risk Management Liabilities	(70)	(51)
Net Amount per Consolidated Financial Statements, Risk Management Liabilities	1,051	315
Gross Amount, Risk Management Net	(986)	(291)
Net Amount per Consolidated Financial Statements, Risk Management Net	CAD (986)	CAD (291)